Taxes (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Opening balance	$ (548)	$ (9,945)
Recognized in the statement of income for the period	(783)	4,046
Recognized in shareholders’ equity	(3,247)	3,920
Translation adjustment	(360)	1,439
Use of tax loss carryforwards	(418)	(6)
Others	17	(2)
Closing balance	(5,339)	(548)
Deferred tax on profit - Assets	1,015	922
Deferred tax on profit - Liabilities	$ (6,354)	$ (1,470)